UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Offshore Manager, L.L.C.*

Address:  555 Madison Avenue, 16th Floor
          New York, New York 10022

13F File Number: 028-11250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Harbinger Holdings, LLC, Managing Member
By:     Philip Falcone
Title:  Managing Member
Phone:  212-521-6988

Signature, Place, and Date of Signing

/s/ Philip Falcone             New York, New York            May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

* On March 4, 2009, the Reporting Person ceased its beneficial ownership of the securities held by Harbinger Capital Partners Master Fund I, Ltd.

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

         028-11249            Harbinger Capital Partners Master Fund I, Ltd.








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